LOANS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
LOANS RECEIVABLE, NET
Schedule of Loans receivable, net

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Loans receivable, current portion
Franchisees	197,473,408	374,022,230	52,679,930
Third parties	38,862,429	32,595,889	4,591,035
Less: allowances	(54,668,667)	(277,097,025)	(39,028,300)
Total	181,667,170	129,521,094	18,242,665

Loans receivable, non-current portion
Franchisees	373,477,244	90,484,128	12,744,423
Third parties	28,344,271	20,000,000	2,816,941
Less: allowances	(224,649,006)	(39,793,823)	(5,604,843)
Total	177,172,509	70,690,305	9,956,521

Schedule of aging of past-due loans receivables

The following table presents the aging of past-due gross loans receivable as of December 31, 2022 and 2023:

	1 to 3 months	4 to 6 months	7 to 12 months	Over 1 year
	past due	past due	past due	past due	Total
	RMB	RMB	RMB		RMB

December 31, 2022 (As adjusted)	37,705,971	17,747,676	101,491,036	134,179,464	291,124,147
December 31, 2023	16,572,823	24,199,825	63,451,054	215,286,707	319,510,409
December 31, 2023 (USD)	2,334,233	3,408,474	8,936,894	30,322,499	45,002,100

Schedule of movement of allowance for loans receivable

	2022	2023
	RMB	RMB	USD
	(As adjusted)
Balance of the beginning of the year	117,886,002	279,317,673	39,341,071
Effect on the opening balance of adoption of ASU 2016-03	—	22,176,502	3,123,496
Provision	161,431,671	15,396,673	2,168,576
Balance of the end of the year	279,317,673	316,890,848	44,633,143
Evaluated for impairment on an individual basis	116,852,875	116,302,348	16,380,843